Related Party Balances and Transactions - Schedule of Consolidated Financial Statements (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Directors’ remuneration to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties	$ 93,750	$ 90,000	$ 125,000	$ 120,000	$ 100,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties	$ 93,750	$ 90,000	125,000	120,000	100,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with Related Parties			$ (88,151)